Share-based Compensation - Summary of Changes in Unvested Ordinary Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Beginning balance	1,294,803	1,903,058
Number of unvested ordinary shares, Granted	383,126	356,566
Number of unvested ordinary shares, Vested	(595,202)	(915,817)
Number of unvested ordinary shares, Forfeited	(243,882)	(49,004)
Ending balance	838,845	1,294,803
Beginning balance	$ 4.89	$ 6.43
Weighted average grant date fair value, Granted	0.95	2.86
Weighted average grant date fair value, Vested	6.25	5.29
Weighted average grant date fair value, Forfeited	4.79	3.53
Ending balance	$ 3.92	$ 4.89